CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 570,000,000		$ 904,000,000
Restricted cash	11,000,000		24,000,000
Trade accounts receivable	1,242,000,000		1,308,000,000
Other accounts and notes receivable, net	152,000,000		214,000,000
Due from affiliates	38,000,000		4,000,000
Income taxes receivable	45,000,000		85,000,000
Deferred income taxes, net current assets	305,000,000		301,000,000
Inventories	396,000,000		287,000,000
Regulatory balancing accounts - undercollected	746,000,000		556,000,000
Fixed-price contracts and other derivatives, current assets	93,000,000		106,000,000
Asset held for sale, power plant	293,000,000		0
Other current assets	293,000,000		208,000,000
Total current assets	4,184,000,000		3,997,000,000
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	29,000,000		25,000,000
Due from affiliaties	188,000,000		14,000,000
Regulatory Assets, Noncurrent	3,031,000,000		2,548,000,000
Nuclear decommissioning trusts	1,131,000,000		1,034,000,000
Other investments	2,848,000,000		1,575,000,000
Goodwill	931,000,000		1,024,000,000
Other intangible assets	415,000,000		426,000,000
Assets held in trust	512,000,000		506,000,000
Sundry	561,000,000		635,000,000
Total investments and other assets	9,646,000,000		7,787,000,000
Property, plant and equipment:
Property, Plant and Equipment, Gross	35,407,000,000		34,407,000,000
Less accumulated depreciation and amortization	(9,505,000,000)		(8,947,000,000)
Property, plant and equipment, net	25,902,000,000		25,460,000,000
Total assets	39,732,000,000		37,244,000,000
Current liabilities:
Short-term debt	1,733,000,000		545,000,000
Accounts payable - trade	1,198,000,000		1,088,000,000
Accounts payable - other	155,000,000		127,000,000
Due to affiliaties	2,000,000		0
Dividends and interest payable	282,000,000		271,000,000
Regulatory balancing accounts - overcollected	0		91,000,000
Accrued compensation and benefits	373,000,000		376,000,000
Current portion of long-term debt	469,000,000		1,147,000,000
Fixed-price contracts and other derivatives, current liabilities	55,000,000		55,000,000
Customer deposits	153,000,000		154,000,000
Other current liabilities	649,000,000		515,000,000
Total current liabilities	5,069,000,000		4,369,000,000
Long-term debt	12,167,000,000		11,253,000,000
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	144,000,000		155,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1,064,000,000		667,000,000
Deferred income taxes, net noncurrent liabilities	3,003,000,000		2,804,000,000
Deferred investment tax credits	37,000,000		42,000,000
Regulatory liabilities arising from removal obligations	2,741,000,000		2,623,000,000
Asset retirement obligations	2,048,000,000		2,084,000,000
Fixed-price contracts and other derivatives, noncurrent liabilities	255,000,000		228,000,000
Deferred credits and other	1,104,000,000		1,169,000,000
Total deferred credits and other liabilities	10,396,000,000		9,772,000,000
Equity:
Common stock	2,484,000,000		2,409,000,000
Retained earnings	9,339,000,000		8,827,000,000
Accumulated other comprehensive income (loss)	(497,000,000)	[1]	(228,000,000)	[1]
Total shareholders' equity	11,326,000,000		11,008,000,000
Preferred stock of subsidiaries	20,000,000		20,000,000
Other noncontrolling interests	754,000,000		822,000,000
Total equity	12,100,000,000		11,850,000,000
Total liabilities and equity	39,732,000,000		37,244,000,000
San Diego Gas and Electric Company [Member]
Current assets:
Cash and cash equivalents	8,000,000		27,000,000
Restricted cash	8,000,000		6,000,000
Trade accounts receivable	285,000,000		266,000,000
Other accounts and notes receivable, net	35,000,000		28,000,000
Due from affiliates	1,000,000		1,000,000
Income taxes receivable	0		32,000,000
Deferred income taxes, net current assets	0		103,000,000
Inventories	73,000,000		86,000,000
Regulatory balancing accounts - undercollected	711,000,000		556,000,000
Regulatory Assets, Current	54,000,000		29,000,000
Fixed-price contracts and other derivatives, current assets	44,000,000		61,000,000
Other current assets	125,000,000		75,000,000
Total current assets	1,344,000,000		1,270,000,000
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	11,000,000		25,000,000
Deferred taxes recoverable in rates	824,000,000		788,000,000
Regulatory Assets, Noncurrent	1,086,000,000		1,160,000,000
Nuclear decommissioning trusts	1,131,000,000		1,034,000,000
Sundry	282,000,000		254,000,000
Total investments and other assets	3,334,000,000		3,261,000,000
Property, plant and equipment:
Property, Plant and Equipment, Gross	15,478,000,000		14,346,000,000
Less accumulated depreciation and amortization	(3,860,000,000)		(3,500,000,000)
Property, plant and equipment, net	11,618,000,000		10,846,000,000
Total assets	16,296,000,000		15,377,000,000
Current liabilities:
Short-term debt	246,000,000		59,000,000
Accounts payable - trade	441,000,000		420,000,000
Due to affiliaties	21,000,000		39,000,000
Income taxes payable	30,000,000		0
Deferred income taxes, net current liabilities	53,000,000		0
Dividends and interest payable	40,000,000		39,000,000
Accrued compensation and benefits	124,000,000		113,000,000
Current portion of long-term debt	365,000,000		29,000,000
Fixed-price contracts and other derivatives, current liabilities	40,000,000		38,000,000
AssetRetirementObligationCurrent	120,000,000		51,000,000
Customer deposits	71,000,000		71,000,000
Other current liabilities	237,000,000		220,000,000
Total current liabilities	1,788,000,000		1,079,000,000
Long-term debt	4,319,000,000		4,525,000,000
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	41,000,000		34,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	216,000,000		132,000,000
Deferred income taxes, net noncurrent liabilities	2,121,000,000		2,021,000,000
Deferred investment tax credits	22,000,000		24,000,000
Regulatory liabilities arising from removal obligations	1,557,000,000		1,403,000,000
Asset retirement obligations	754,000,000		861,000,000
Fixed-price contracts and other derivatives, noncurrent liabilities	153,000,000		175,000,000
Deferred credits and other	333,000,000		404,000,000
Total deferred credits and other liabilities	5,197,000,000		5,054,000,000
Equity:
Common stock	1,338,000,000		1,338,000,000
Retained earnings	3,606,000,000		3,299,000,000
Accumulated other comprehensive income (loss)	(12,000,000)	[1]	(9,000,000)	[1]
Total shareholders' equity	4,932,000,000		4,628,000,000
Other noncontrolling interests	60,000,000		91,000,000
Total equity	4,992,000,000		4,719,000,000
Total liabilities and equity	16,296,000,000		15,377,000,000
Southern California Gas Company [Member]
Current assets:
Cash and cash equivalents	85,000,000		27,000,000
Trade accounts receivable	586,000,000		595,000,000
Other accounts and notes receivable, net	51,000,000		97,000,000
Due from affiliates	4,000,000		21,000,000
Income taxes receivable	5,000,000		25,000,000
Inventories	181,000,000		69,000,000
Regulatory balancing accounts - undercollected	35,000,000		0
Regulatory Assets, Current	5,000,000		5,000,000
Other current assets	36,000,000		34,000,000
Total current assets	988,000,000		873,000,000
Investments And Other Assets [Abstract]
Regulatory assets arising from pension obligations	617,000,000		326,000,000
Regulatory Assets, Noncurrent	472,000,000		262,000,000
Other post retirement benefit assets, net of plan liabilities	4,000,000		95,000,000
Sundry	136,000,000		124,000,000
Total investments and other assets	1,229,000,000		807,000,000
Property, plant and equipment:
Property, Plant and Equipment, Gross	12,886,000,000		11,831,000,000
Less accumulated depreciation and amortization	(4,642,000,000)		(4,364,000,000)
Property, plant and equipment, net	8,244,000,000		7,467,000,000
Total assets	10,461,000,000		9,147,000,000
Current liabilities:
Short-term debt	50,000,000		42,000,000
Accounts payable - trade	532,000,000		346,000,000
Accounts payable - other	88,000,000		79,000,000
Due to affiliaties	13,000,000		16,000,000
Deferred income taxes, net current liabilities	53,000,000		45,000,000
Regulatory balancing accounts - overcollected	0		91,000,000
Accrued compensation and benefits	129,000,000		141,000,000
Current portion of long-term debt	0		252,000,000
Customer deposits	75,000,000		75,000,000
Other current liabilities	149,000,000		125,000,000
Total current liabilities	1,089,000,000		1,212,000,000
Long-term debt	1,906,000,000		1,159,000,000
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	102,000,000		108,000,000
Pension obligation, net of plan assets	633,000,000		339,000,000
Deferred income taxes, net noncurrent liabilities	1,212,000,000		993,000,000
Deferred investment tax credits	16,000,000		18,000,000
Regulatory liabilities arising from removal obligations	1,167,000,000		1,205,000,000
Asset retirement obligations	1,255,000,000		1,182,000,000
Deferred credits and other	300,000,000		382,000,000
Total deferred credits and other liabilities	4,685,000,000		4,227,000,000
Equity:
Preferred stock	22,000,000		22,000,000
Common stock	866,000,000		866,000,000
Retained earnings	1,911,000,000		1,679,000,000
Accumulated other comprehensive income (loss)	(18,000,000)	[1]	(18,000,000)	[1]
Total shareholders' equity	2,781,000,000		2,549,000,000
Total equity	2,781,000,000		2,549,000,000
Total liabilities and equity	$ 10,461,000,000		$ 9,147,000,000

[1]	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.